UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Mid Cap Value Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Long-Term Investments — 96.6%
Common Stocks — 96.6%
Auto Components — 0.5%
594	BorgWarner, Inc.	$33,554
Beverages — 0.9%
1,054	Brown-Forman Corp., Class B	62,739
Building Products — 1.0%
1,433	American Standard Cos., Inc.	66,688
Capital Markets — 2.8%
492	Legg Mason, Inc.	53,973
1,521	Northern Trust Corp.	76,886
919	T. Rowe Price Group, Inc.	59,998
		190,857
Chemicals — 4.3%
2,296	Albemarle Corp.	86,567
1,160	Ashland, Inc.	64,090
1,126	International Flavors & Fragrances, Inc.	40,116
858	PPG Industries, Inc.	50,809
826	Sigma-Aldrich Corp.	52,926
		294,508
Commercial Banks — 6.0%
941	Cullen/Frost Bankers, Inc.	46,414
1,201	M&T Bank Corp.	126,958
5,167	North Fork Bancorp, Inc.	131,755
2,080	TCF Financial Corp.	55,637
1,555	Wilmington Trust Corp.	56,687
		417,451
Commercial Services & Supplies — 1.9%
1,467	Pitney Bowes, Inc.	61,224
2,021	Republic Services, Inc.	71,307
		132,531
Computers & Peripherals — 0.5%
554	Lexmark International, Inc., Class A (a)	33,822
Construction Materials — 1.7%
1,598	Vulcan Materials Co.	118,558
Containers & Packaging — 1.6%
1,769	Ball Corp.	64,997
2,428	Pactiv Corp. (a)	42,540
		107,537
Distributors — 0.6%
899	Genuine Parts Co.	38,563
Diversified Financial Services — 0.6%
907	Principal Financial Group	42,984
Diversified Telecommunication Services — 4.0%
2,279	Alltel Corp.	148,392
3,763	CenturyTel, Inc.	131,623
		280,015
Electric Utilities — 4.7%
1,731	American Electric Power Co., Inc.	68,725
2,296	DPL, Inc.	63,818
826	PG&E Corp.	32,420
2,757	PPL Corp.	89,118
2,930	Westar Energy, Inc.	70,691
		324,772
Electrical Equipment — 1.9%
1,484	Ametek, Inc.	63,746
1,025	Cooper Industries Ltd., Class A	70,855
		134,601

Food Products — 2.8%
2,294	Dean Foods Co. (a)	89,129
4,530	Del Monte Foods Co. (a)	48,603
1,623	Hormel Foods Corp.	53,549
		191,281
Gas Utilities — 1.8%
1,941	AGL Resources, Inc.	72,012
1,821	UGI Corp.	51,258
		123,270
Health Care Providers & Services — 4.8%
1,565	Coventry Health Care, Inc. (a)	134,595
1,010	Magellan Health Services, Inc. (a)	35,515
1,453	Manor Care, Inc.	55,810
1,070	Omnicare, Inc.	60,166
892	Quest Diagnostics, Inc.	45,072
		331,158
Hotels, Restaurants & Leisure — 2.3%
2,185	Applebees International, Inc.	45,197
2,524	Hilton Hotels Corp.	56,340
1,748	Outback Steakhouse, Inc.	63,962
		165,499
Household Durables — 0.9%
753	Fortune Brands, Inc.	61,225
Household Products — 1.1%
1,404	Clorox Co.	77,995
Industrial Conglomerates — 1.1%
1,210	Carlisle Cos., Inc.	76,926
Insurance — 8.0%
4,239	Assurant, Inc.	161,348
1,635	Cincinnati Financial Corp.	68,485
2,107	Genworth Financial, Inc., Class A	67,913
2,031	IPC Holdings Ltd. (Bermuda)	66,322
4,546	Old Republic International Corp.	121,239
1,285	Safeco Corp.	68,604
		553,911
IT Services — 0.8%
1,027	Affiliated Computer Services, Inc., Class A (a)	56,091
Machinery — 1.7%
2,024	Crane Co.	60,194
838	Harsco Corp.	54,941
		115,135
Media — 4.4%
2,469	Dex Media, Inc.	68,619
795	E.W. Scripps Co., Class A	39,713
1,269	Gannett Co., Inc.	87,332
1,835	Interactive Data Corp. (a)	41,551
717	Knight Ridder, Inc.	42,080
33	Washington Post Co. (The), Class B	26,723
		306,018
Multi-Utilities — 2.8%
1,660	Energen Corp.	71,820
2,093	Energy East Corp.	52,718
1,614	SCANA Corp.	68,180
		192,718
Multiline Retail — 1.6%
2,195	Family Dollar Stores, Inc.	43,607
497	Federated Department Stores, Inc.	33,231
1,201	Tuesday Morning Corp.	31,062
		107,900
Oil, Gas & Consumable Fuels — 7.5%
1,633	Burlington Resources, Inc.	132,804
1,841	Devon Energy Corp.	126,359
1,480	Kinder Morgan, Inc.	142,269
918	Marathon Oil Corp.	63,271
976	Pioneer Natural Resources Co.	53,624
		518,327
Paper & Forest Products — 1.0%
2,386	MeadWestvaco Corp.	65,904

	Personal Products — 0.9%
	1,780	Estee Lauder Cos., Inc., Class A	62,001
	Real Estate — 4.3%
	2,361	Brookfield Properties Co. (Canada)	69,573
	1,124	Forest City Enterprises, Inc., Class A	42,836
	1,071	iStar Financial, Inc., REIT	43,288
	552	PS Business Parks, Inc., Class A, REIT	25,273
	979	Rayonier, Inc., REIT	56,420
	653	Vornado Realty Trust, REIT	56,528
			293,918
	Software — 0.9%
	2,361	Computer Associates International, Inc.	65,662
	Specialty Retail — 5.8%
	2,470	Autonation, Inc. (a)	49,332
	1,302	AutoZone, Inc. (a)	108,366
	3,088	Limited Brands, Inc.	63,084
	1,355	Sherwin-Williams Co. (The)	59,724
	1,332	Tiffany & Co.	52,966
	3,407	TJX Cos., Inc.	69,765
			403,237
	Textiles, Apparel & Luxury Goods — 3.7%
	1,514	Columbia Sportswear Co. (a)	70,259
	3,168	V.F. Corp.	183,620
			253,879
	Thrifts & Mortgage Finance — 3.7%
	2,114	Golden West Financial Corp.	125,568
	1,048	MGIC Investment Corp.	67,275
	1,467	Webster Financial Corp.	65,961
			258,804
	Trading Companies & Distributors — 0.8%
	1,744	Hughes Supply, Inc.	56,851
	Wireless Telecommunication Services — 0.9%
879433100	1,721	Telephone & Data Systems, Inc.	65,097
		Total Long-Term Investments (Cost $5,968,389)	6,681,987
	Short-Term Investment — 5.1%
	Investment Company — 5.1%
	353,752	JPMorgan Prime Money Market Fund (b) (m) (Cost $353,752)	353,752

Principal Amount
Investments of Cash Collateral for Securities Loaned — 4.9%
Certificates of Deposit — 0.2%
$12,500	Manufacturers and Traders, 3.81%, 10/26/05	12,500
Repurchase Agreements — 4.7%
37,500	Banc of America Securities LLC, 3.77%, dated 09/30/05, due 11/01/05, repurchase price $37,626, collateralized by U.S. Government Agency Mortgages	37,500
65,000	Barclays Capital, 3.97%, dated 09/30/05, due 10/03/05, repurchase price $65,022, collateralized by U.S. Government Agency Mortgages	65,000
50,000	Goldman Sachs & Co., 3.75%, dated 09/26/05, due 10/26/05, repurchase price $50,156, collateralized by U.S. Government Agency Mortgages	50,000
50,000	Lehman Brothers, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $50,016, collateralized by U.S. Government Agency Securities	50,000
50,281	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $50,297, collateralized by U.S. Government Agency Securities	50,281
25,000	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $25,008, collateralized by U.S. Government Agency Mortgages	25,000
50,000	UBS Securities LLC, 3.90%, dated 09/30/05, due 10/03/05, repurchase price $50,016, collateralized by U.S. Government Agency Securities	50,000
		327,781

	Total Investments of Cash Collateral for Securities Loaned (Cost $340,281)	340,281
Total Investments — 106.6% (Cost $6,663,422)		$7,376,020
Liabilities in Excess of Other Assets — (6.6)%		(460,955)
Net Assets — 100.0%		$6,915,065

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT	Real Estate Investment Trust

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$878,861
Aggregate gross unrealized depreciation	(166,263)
Net unrealized appreciation/depreciation	$712,598

Federal income tax cost of investments	$6,663,422

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
November 23, 2005